Leases - Lessor - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Lessor Disclosure [Abstract]
Direct financing and sales-type leases, gain	$ 851	$ 23	$ 1,286	$ 14